Marketable Securities - InterCure Ltd (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Marketable Securities Explanatory [Abstract]
Schedule of financial instruments
	December 31,
	2021	2020
	U.S. dollars in thousands

Marketable securities - InterCure Ltd	3,158	2,411

Schedule of changes in marketable securities
	December 31,
	2021	2020	2019
	U.S. dollars in thousands

Fair value opening balance	2,411	2,273	2,847
Changes in fair value during the year	747	138	(574)

Fair value closing balance	3,158	2,411	2,273